SCHEDULE OF INTANGIBLE ASSETS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Software	¥ 18,272	¥ 25,855
Trademark	500	500
Accumulated amortization	(13,651)	(18,072)
Net carrying amount	5,121	8,283
Software in progress	42,330	25,211
Total intangible assets	¥ 47,451	¥ 33,494